UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.8%
	CONSUMER DISCRETIONARY – 14.2%
2,450	Amazon.com, Inc.*	$2,070,348
27,695	Burberry Group PLC ADR	601,397
24,318	Five Below, Inc.*	937,459
54,570	Gentex Corp.	1,147,607
28,695	Grand Canyon Education, Inc.*	1,761,299
26,280	LKQ Corp.*	829,923
35,345	Starbucks Corp.	2,010,070
		9,358,103
	CONSUMER STAPLES – 6.3%
50,299	Reckitt Benckiser Group PLC - ADR	927,011
19,730	United Natural Foods, Inc.*	849,376
21,687	Walgreens Boots Alliance, Inc.	1,873,323
16,695	Whole Foods Market, Inc.	512,036
		4,161,746
	FINANCIALS – 1.9%
30,380	PRA Group, Inc.*	1,239,504

	HEALTH CARE – 17.0%
13,549	athenahealth, Inc.*	1,597,834
13,920	Cerner Corp.*	766,157
9,657	Chemed Corp.	1,724,257
49,040	Inovalon Holdings, Inc. - Class A*	588,480
20,545	MEDNAX, Inc.*	1,462,598
18,980	Neogen Corp.*	1,231,043
15,660	Patterson Cos., Inc.	711,747
32,811	Roche Holding A.G. ADR	998,111
8,295	UnitedHealth Group, Inc.	1,371,827
17,060	Veeva Systems, Inc. - Class A*	745,351
		11,197,405
	INDUSTRIALS – 26.3%
5,515	3M Co.	1,027,720
8,143	Acuity Brands, Inc.	1,720,616
30,305	Beacon Roofing Supply, Inc.*	1,377,059
39,630	Fastenal Co.	1,982,689
28,990	Healthcare Services Group, Inc.	1,199,606
14,690	HEICO Corp.	1,206,784
36,001	IHS Markit Ltd.* 1	1,432,840
24,670	Proto Labs, Inc.*	1,346,982
42,250	Ritchie Bros Auctioneers, Inc.[1]	1,423,402
43,980	Rollins, Inc.	1,607,909
5,453	Snap-on, Inc.	925,211

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (continued)
11,711	Stericycle, Inc.*	$970,608
13,270	Verisk Analytics, Inc. - Class A*	1,100,348
		17,321,774
	INFORMATION TECHNOLOGY – 25.3%
882	Alphabet, Inc. - Class A*	745,228
879	Alphabet, Inc. - Class C*	723,601
10,200	ANSYS, Inc.*	1,088,952
29,560	Cisco Systems, Inc.	1,010,361
7,055	CoStar Group, Inc.*	1,433,435
20,515	Fiserv, Inc.*	2,367,431
36,320	Microsoft Corp.	2,323,754
70,061	National Instruments Corp.	2,258,767
12,415	QUALCOMM, Inc.	701,199
19,085	salesforce.com, Inc.*	1,552,565
17,945	Stratasys Ltd.* 1	354,773
8,206	Ultimate Software Group, Inc.*	1,586,958
14,635	Verint Systems, Inc.*	552,471
		16,699,495
	MATERIALS – 5.8%
16,918	Ecolab, Inc.	2,097,324
7,672	International Flavors & Fragrances, Inc.	964,370
6,550	Praxair, Inc.	777,551
		3,839,245
	TOTAL COMMON STOCKS (Cost $50,712,915)	63,817,272

	SHORT-TERM INVESTMENTS – 3.7%
2,410,498	Fidelity Institutional Treasury Fund, 0.40%[2]	2,410,498

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,410,498)	2,410,498

	TOTAL INVESTMENTS – 100.5% (Cost $53,123,413)	66,227,770
	Liabilities less other assets – (0.5)%	(300,442)

	TOTAL NET ASSETS – 100.0%	$65,927,328

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.4%
	CONSUMER DISCRETIONARY – 12.3%
72	Amazon.com, Inc.*	$60,843
512	Dorman Products, Inc.*	40,018
770	Grand Canyon Education, Inc.*	47,263
973	LKQ Corp.*	30,727
1,192	Starbucks Corp.	67,789
		246,640
	CONSUMER STAPLES – 5.0%
605	United Natural Foods, Inc.*	26,045
571	Walgreens Boots Alliance, Inc.	49,323
819	Whole Foods Market, Inc.	25,119
		100,487
	FINANCIALS – 1.7%
831	PRA Group, Inc.*	33,905

	HEALTH CARE – 17.6%
426	athenahealth, Inc.*	50,238
427	Cerner Corp.*	23,502
336	Chemed Corp.	59,993
1,510	Inovalon Holdings, Inc. - Class A*	18,120
656	MEDNAX, Inc.*	46,701
594	Neogen Corp.*	38,527
1,132	Roche Holding A.G. ADR	34,435
367	UnitedHealth Group, Inc.	60,695
525	Veeva Systems, Inc. - Class A*	22,937
		355,148
	INDUSTRIALS – 23.8%
238	Acuity Brands, Inc.	50,289
973	Beacon Roofing Supply, Inc.*	44,213
492	Exponent, Inc.	28,265
1,172	Fastenal Co.	58,635
457	HEICO Corp.	37,543
1,489	IHS Markit Ltd.* 1	59,262
330	Middleby Corp.*	45,774
855	Proto Labs, Inc.*	46,683
1,446	Ritchie Bros Auctioneers, Inc.[1]	48,716
312	Stericycle, Inc.*	25,859
402	Verisk Analytics, Inc. - Class A*	33,334
		478,573
	INFORMATION TECHNOLOGY – 31.1%
46	Alphabet, Inc. - Class A*	38,867

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (continued)
413	ANSYS, Inc.*	$44,092
633	ChannelAdvisor Corp.*	6,805
225	CoStar Group, Inc.*	45,715
800	Cree, Inc.*	21,712
664	Fiserv, Inc.*	76,625
395	MAXIMUS, Inc.	23,570
1,107	Microsoft Corp.	70,826
2,189	National Instruments Corp.	70,573
591	Power Integrations, Inc.	37,351
564	QUALCOMM, Inc.	31,855
609	salesforce.com, Inc.*	49,542
1,103	Stratasys Ltd.* 1	21,806
294	Ultimate Software Group, Inc.*	56,857
788	Verint Systems, Inc.*	29,747
		625,943
	MATERIALS – 5.9%
526	Ecolab, Inc.	65,208
234	International Flavors & Fragrances, Inc.	29,414
200	Praxair, Inc.	23,742
		118,364
	TOTAL COMMON STOCKS (Cost $1,752,158)	1,959,060

	SHORT-TERM INVESTMENTS – 4.3%
87,023	Fidelity Institutional Treasury Fund, 0.40%[2]	87,023

	TOTAL SHORT-TERM INVESTMENTS (Cost $87,023)	87,023

	TOTAL INVESTMENTS – 101.7% (Cost $1,839,181)	2,046,083
	Liabilities less other assets – (1.7)%	(34,672)

	TOTAL NET ASSETS – 100.0%	$2,011,411

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

Note 3 – Federal Income Taxes
At February 28, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$53,222,634	$1,842,697

Gross unrealized appreciation	$15,323,173	$333,431
Gross unrealized depreciation	(2,318,037)	(130,045)

Net unrealized appreciation on investments	$13,005,136	$203,386

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Riverbridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$63,817,272	$-	$-	$63,817,272
Short-Term Investments	2,410,498	-	-	2,410,498
Total Investments	$66,227,770	$-	$-	$66,227,770

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$1,959,060	$-	$-	$1,959,060
Short-Term Investments	87,023	-	-	87,023
Total Investments	$2,046,083	$-	$-	$2,046,083

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	4/28/17

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	4/28/17

*	Print the name and title of each signing officer under his or her signature.